Separate Accounts and Annuity Product Guarantees (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Guaranteed Minimums

Guaranteed minimums for the respective years ended December 31 are summarized as follows (note that the amounts listed are not mutually exclusive, as many products contain multiple guarantees):

	2013			2012
	Account value	Net amount at risk	Weighted age (years)	Account value	Net amount at risk	Weighted age (years)

GMDB:
Return of premium	$22,290,541	36,832	63.0	$19,474,339	101,609	63.3
Ratchet and return of premium	5,388,868	25,638	66.5	4,961,385	70,064	66.6
Ratchet and rollup	4,861,539	397,864	69.2	4,675,427	706,453	69.1
Ratchet and earnings protection rider	4,107	1,588	80.2	3,760	2,133	79.1
Reset	109,406	616	76.1	104,916	1,257	76.1
Earnings protection rider	308,789	29,115	67.0	293,886	19,861	65.9

Total	$32,963,250	491,653		$29,513,713	901,377

GMIB:
Return of premium	$141,847	506	71.3	$144,503	930	71.2
Ratchet and return of premium	3,110,426	8,818	68.0	3,837,990	59,369	67.2
Ratchet and rollup	6,407,108	595,389	65.6	6,111,691	1,034,193	65.2

Total	$9,659,381	604,713		$10,094,184	1,094,492

GMAB:
Five years	$4,660,325	14,165	66.2	$5,550,209	85,207	65.3
Ten years	4,353	17	78.9	4,004	48	76.8
Target date retirement-7 year	813,148	1,852	61.5	777,294	4,139	60.6
Target date retirement-10 year	303,807	1,516	58.0	286,796	3,157	57.2
Target date with management levers	3,402,746	6,573	59.6	2,467,417	5,411	59.0

Total	$9,184,379	24,123		$9,085,720	97,962

GMWB:
No living benefit	$546,725	—	68.9	$365,274	3,306	69.4
Life benefit with optional reset	1,145,784	103,611	66.6	1,080,566	166,027	65.9
Life benefit with automatic reset	1,712,815	61,791	62.7	1,596,848	112,563	61.9
Life benefit with 8% rollup	36,826	2,348	67.6	33,956	2,955	66.6
Life benefit with 10% rollup	1,289,866	152,152	62.1	1,214,821	172,500	61.3
Life benefit with management levers	10,128,398	455,998	59.7	7,656,036	463,131	59.3

Total	$14,860,414	775,900		$11,947,501	920,482

Variable Annuity Account Balances Invested In Separate Account

At December 31, variable annuity account balances were invested in separate account funds with the following investment objectives. Balances are presented at fair value:

Investment type	2013	2012

Mutual funds:
Bond	$3,832,071	4,117,903
Domestic equity	15,076,444	11,756,004
International equity	2,125,261	1,812,473
Specialty	8,814,913	7,025,112

Total mutual funds	29,848,689	24,711,492

Money market funds	800,839	868,706
Other	98,249	90,477

Total	$30,747,777	25,670,675

Summary of Liabilities for Variable Contract Guarantees

The following table summarizes the liabilities for variable contract guarantees that are reflected in the general account and shown in account balances and future policy benefit reserves on the Consolidated Balance Sheets:

	GMDB	GMIB	GMAB	GMWB	Totals

Balance as of December 31, 2011	$80,537	277,775	623,016	1,016,987	1,998,315

Incurred guaranteed benefits	14,880	(25,017)	33,658	(59,122)	(35,601)
Paid guaranteed benefits	(19,376)	(6,366)	(310,971)	—	(336,713)

Balance as of December 31, 2012	76,041	246,392	345,703	957,865	1,626,001

Incurred guaranteed benefits	4,608	(75,489)	(166,884)	(912,093)	(1,149,858)
Paid guaranteed benefits	(12,712)	(4,570)	(70,846)	—	(88,128)

Balance as of December 31, 2013	$67,937	166,333	107,973	45,772	388,015